Income and Social Contribution Taxes - Summary of deferred income and social contribution tax assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		R$ 148,345	R$ 363,862
Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		148,345	363,862
Tax losses and negative basis for social contribution carryforwards not constituted		327,464	302,842
Oil Trading Importadora e Exportadora Ltda [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		53,839
Ultrapar [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards	[1]	43,441	27,736
Abastece Aí [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		41,065	7,362
Tequimar Vila do Conde [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		9,861	489
Ultracargo [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		139	107
Oxiteno S.A. [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards	[2]		205,604
Ipiranga [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards			44,537
Iconic [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards			5,691
Extrafarma [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards	[2]		72,318
Tax losses and negative basis for social contribution carryforwards not constituted		312,521	294,400
UVC Investimentos [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards			18
Integra Frotas [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted		11,769	7,802
Millennium [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted		R$ 3,174	R$ 640

[1]	Considers the amount of R$ 8,510 of deferred taxes recognized on the tax loss of subsidiary Ultrapar International as of December 31, 2021 (R$ 7,659 as of December 31, 2020).
[2]	As of December 31, 2021, the amounts of R$ 247,912 and R$ 72,318, referring to the balances constituted on deferred charges related to IRPJ tax losses and negative CSLL bases for the subsidiaries Oxiteno S.A. and Extrafarma, respectively, were reclassified to assets held for sale.